EMPLOYEE BENEFITS - Summary of Share Options at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	400,697	546,827	643,957
Employee stock options | 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 10.00
Number of stock options (in shares) | shares	43,921
Number of stock options vested (in shares) | shares	43,921
Fair value at grant date ($)	$ 149
Fair value vested ($)	149
Expense	$ 156
Employee stock options | from 28.31 to 34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	77,653
Number of stock options vested (in shares) | shares	77,653
Fair value at grant date ($)	$ 540
Fair value vested ($)	540
Expense	$ 276
Employee stock options | from 28.31 to 34.20 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 28.31
Employee stock options | from 28.31 to 34.20 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 34.20
Employee stock options | from 29.01 to 32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	201,623
Number of stock options vested (in shares) | shares	201,623
Fair value at grant date ($)	$ 1,543
Fair value vested ($)	1,543
Expense	$ 708
Employee stock options | from 29.01 to 32.36 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 29.01
Employee stock options | from 29.01 to 32.36 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 32.36
Employee stock options | 36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value at grant date ($)	$ 0
Fair value vested ($)	0
Expense	$ 0
Employee stock options | 36.30 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 36.30
Employee stock options | 36.30 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares
Employee stock options | from 44.97 to 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	77,500
Number of stock options vested (in shares) | shares	77,500
Fair value at grant date ($)	$ 1,570
Fair value vested ($)	1,570
Expense	$ 276
Employee stock options | from 44.97 to 55.07 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 44.97
Employee stock options | from 44.97 to 55.07 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	55.07
Employee stock options | 52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 52.10
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value at grant date ($)	$ 0
Fair value vested ($)	0
Expense	$ 0
Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	400,697
Number of stock options vested (in shares) | shares	400,697
Fair value at grant date ($)	$ 3,802
Fair value vested ($)	3,802
Expense	$ 1,416